    As filed with the Securities and Exchange Commission on August 8, 2001.

                                                              File No. 333-93319
                                                                       811-07329

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 5
                                 TO THE FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                  FORM N-8B-2

A.       Exact name of trust:  Separate Account VL I

B.       Name of depositor:  Hartford Life and Annuity Insurance Company

C.       Complete address of depositor's principal executive offices:

         P.O. Box 2999
         Hartford, CT  06104-2999

D.       Name and complete address of agent for service:

         Marianne O'Doherty
         Hartford Life and Annuity Insurance Company
         P.O. Box 2999
         Hartford, CT  06104-2999

         It is proposed that this filing will become effective:

         ___ immediately upon filing pursuant to paragraph (b) of Rule 485
         ___ on August 8, 2001 pursuant to paragraph (b) of Rule 485
         ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
         ___ on __________, 2001 pursuant to paragraph (a)(1) of Rule 485
         ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.       Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

The Prospectus, including all financial statements therein, is incorporated in this Post-Effective Amendment No. 4, by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 (File No. 333-93319), as filed on April 11, 2001 and effective on May 1, 2001.

A Supplement to the Prospectus, dated August 8, 2001 is included in this Post-Effective Amendment.

                    STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE
                             SEPARATE ACCOUNT VL I
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
      SUPPLEMENT DATED AUGUST 8, 2001 TO THE PROSPECTUS DATED MAY 1, 2001

Under the section entitled "Charges and Deductions," under the sub-section entitled "Deductions from Account Value," the following paragraph is added at the end of the sub-section entitled "Surrender Charge":

    Surrender charges are not deducted if you add the Modification of Cash Surrender Value Endorsement at the time of purchase.

Under the section entitled "Your Policy," the following paragraph is added at the end of the sub-section entitled, "Other Benefits":

    MODIFICATION OF CASH SURRENDER VALUE ENDORSEMENT -- Subject to underwriting approval, you may add an endorsement to your policy at the time of purchase that provides for a waiver of surrender charges for a limited time. If you add the endorsement and you fully surrender your policy within three
    (3) years after purchase, we will not deduct a surrender charge from your Cash Surrender Value. There is no additional charge for the endorsement. However, if you choose to add this endorsement, the No-Lapse Guarantee of the policy is not offered and is removed from your policy. The No-Lapse Guarantee is a feature that helps prevent your policy from lapsing if you fall behind on your premium payments.

Under the section entitled "Lapse and Reinstatement," the following paragraph is added at the end of the sub-section entitled "No-Lapse Guarantee":

    The No-Lapse Guarantee is not available if you elect the Modification of Cash Surrender Value Endorsement.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

333-93319
HV-3090

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2001 (UNAUDITED)

                            BOND FUND   STOCK FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. -
     Class IA
      Shares 9,576,465
      Cost $10,250,505
      Market Value.......  $10,944,856      --
    Hartford Stock HLS
     Fund, Inc. -
     Class IA
      Shares 15,406,815
      Cost $97,879,794
      Market Value.......      --       $80,578,535
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 47,800,616
      Cost $47,800,616
      Market Value.......      --           --
    Hartford Advisers HLS
     Fund, Inc. -
     Class IA
      Shares 17,838,286
      Cost $50,150,292
      Market Value.......      --           --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. -
     Class IA
      Shares 14,259,675
      Cost $78,459,142
      Market Value.......      --           --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. -
     Class IA
      Shares 941,953
      Cost $1,034,158
      Market Value.......      --           --
    Hartford Index HLS
     Fund, Inc. -
     Class IA
      Shares 10,839,468
      Cost $39,428,142
      Market Value.......      --           --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. -
     Class IA
      Shares 13,087,705
      Cost $18,968,747
      Market Value.......      --           --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. -
     Class IA
      Shares 15,395,478
      Cost $31,788,688
      Market Value.......      --           --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      62,433       249,334
  Receivable from fund
   shares sold...........      --           --
                           -----------  -----------
  Total Assets...........  11,007,289    80,827,869
                           -----------  -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --
  Payable for fund shares
   purchased.............      62,502       249,594
                           -----------  -----------
  Total Liabilities......      62,502       249,594
                           -----------  -----------
  Net Assets (variable
   life contract
   liabilities)..........  $10,944,787  $80,578,275
                           ===========  ===========
  Units Owned by
   Participants..........   6,509,670    25,930,024
  Unit Values............  $ 1.681312   $  3.107528

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                              MONEY                         CAPITAL          MORTGAGE                       INTERNATIONAL
                           MARKET FUND  ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  -------------  -----------------  ---------------  -------------  ------------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. -
     Class IA
      Shares 9,576,465
      Cost $10,250,505
      Market Value.......      --            --              --                --               --              --
    Hartford Stock HLS
     Fund, Inc. -
     Class IA
      Shares 15,406,815
      Cost $97,879,794
      Market Value.......      --            --              --                --               --              --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 47,800,616
      Cost $47,800,616
      Market Value.......  $47,800,616       --              --                --               --              --
    Hartford Advisers HLS
     Fund, Inc. -
     Class IA
      Shares 17,838,286
      Cost $50,150,292
      Market Value.......      --        $44,774,990         --                --               --              --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. -
     Class IA
      Shares 14,259,675
      Cost $78,459,142
      Market Value.......      --            --           $80,882,704          --               --              --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. -
     Class IA
      Shares 941,953
      Cost $1,034,158
      Market Value.......      --            --              --             $1,100,218          --              --
    Hartford Index HLS
     Fund, Inc. -
     Class IA
      Shares 10,839,468
      Cost $39,428,142
      Market Value.......      --            --              --                --           $35,548,025         --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. -
     Class IA
      Shares 13,087,705
      Cost $18,968,747
      Market Value.......      --            --              --                --               --           $15,341,736
    Hartford Dividend and
     Growth HLS
     Fund, Inc. -
     Class IA
      Shares 15,395,478
      Cost $31,788,688
      Market Value.......      --            --              --                --               --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --             69,221          967,763          --                96,607          170,865
  Receivable from fund
   shares sold...........   1,144,007        --              --                  3,556          --              --
                           -----------   -----------      -----------       ----------      -----------      -----------
  Total Assets...........  48,944,623     44,844,211       81,850,467        1,103,774       35,644,632       15,512,601
                           -----------   -----------      -----------       ----------      -----------      -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............   1,137,079        --              --                  3,558          --              --
  Payable for fund shares
   purchased.............      --             69,162          968,032          --                97,722          170,974
                           -----------   -----------      -----------       ----------      -----------      -----------
  Total Liabilities......   1,137,079         69,162          968,032            3,558           97,722          170,974
                           -----------   -----------      -----------       ----------      -----------      -----------
  Net Assets (variable
   life contract
   liabilities)..........  $47,807,544   $44,775,049      $80,882,435       $1,100,216      $35,546,910      $15,341,627
                           ===========   ===========      ===========       ==========      ===========      ===========
  Units Owned by
   Participants..........  32,486,581     17,845,256       22,012,605          665,013       12,446,728        9,059,483
  Unit Values............  $ 1.471609    $  2.509073      $  3.674369       $ 1.654428      $  2.855924      $  1.693433

                           DIVIDEND AND
                           GROWTH FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. -
     Class IA
      Shares 9,576,465
      Cost $10,250,505
      Market Value.......      --
    Hartford Stock HLS
     Fund, Inc. -
     Class IA
      Shares 15,406,815
      Cost $97,879,794
      Market Value.......      --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 47,800,616
      Cost $47,800,616
      Market Value.......      --
    Hartford Advisers HLS
     Fund, Inc. -
     Class IA
      Shares 17,838,286
      Cost $50,150,292
      Market Value.......      --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. -
     Class IA
      Shares 14,259,675
      Cost $78,459,142
      Market Value.......      --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. -
     Class IA
      Shares 941,953
      Cost $1,034,158
      Market Value.......      --
    Hartford Index HLS
     Fund, Inc. -
     Class IA
      Shares 10,839,468
      Cost $39,428,142
      Market Value.......      --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. -
     Class IA
      Shares 13,087,705
      Cost $18,968,747
      Market Value.......      --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. -
     Class IA
      Shares 15,395,478
      Cost $31,788,688
      Market Value.......  $30,895,585
  Due from Hartford Life
   and Annuity Insurance
   Company...............      167,531
  Receivable from fund
   shares sold...........      --
                           -----------
  Total Assets...........   31,063,116
                           -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --
  Payable for fund shares
   purchased.............      168,012
                           -----------
  Total Liabilities......      168,012
                           -----------
  Net Assets (variable
   life contract
   liabilities)..........  $30,895,104
                           ===========
  Units Owned by
   Participants..........   12,024,758
  Unit Values............  $  2.569291

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
MARCH 31, 2001 (UNAUDITED)

                             GLOBAL       GLOBAL
                             LEADERS    TECHNOLOGY
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
ASSETS:
  Investments:
    Hartford Global
     Leaders HLS Fund -
     Class IA
      Shares 58,207
      Cost $94,982
      Market Value.......   $  86,818       --
    Hartford Global
     Technology HLS
     Fund - Class IA
      Shares 163,215
      Cost $92,209
      Market Value.......      --        $  81,290
    Hartford Growth and
     Income HLS Fund -
     Class IA
      Shares 5,842,590
      Cost $7,979,826
      Market Value.......      --           --
    Hartford
     International
     Advisers HLS
     Fund, Inc. -
     Class IA
      Shares 895,406
      Cost $1,107,950
      Market Value.......      --           --
    Hartford Small
     Company HLS
     Fund, Inc. -
     Class IA
      Shares 10,928,603
      Cost $19,847,177
      Market Value.......      --           --
    Hartford MidCap HLS
     Fund, Inc. -
     Class IA
      Shares 9,078,241
      Cost $20,412,151
      Market Value.......      --           --
    Fidelity VIP
     Equity-Income
     Portfolio
      Shares 685,846
      Cost $16,688,131
      Market Value.......      --           --
    Fidelity VIP Overseas
     Portfolio
      Shares 298,590
      Cost $6,276,723
      Market Value.......      --           --
    Fidelity VIP II Asset
     Manager Portfolio
      Shares 192,244
      Cost $3,186,577
      Market Value.......      --           --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      12,088           38
  Receivable from fund
   shares sold...........      --           --
                            ---------    ---------
  Total Assets...........      98,906       81,328
                            ---------    ---------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --
  Payable for fund shares
   purchased.............      12,088           38
                            ---------    ---------
  Total Liabilities......      12,088           38
                            ---------    ---------
  Net Assets (variable
   life contract
   liabilities)..........   $  86,818    $  81,290
                            =========    =========
  Units Owned by
   Participants..........     100,692      108,875
  Unit Values............   $0.862216    $0.746636

  *  Amounts represent from inception, January 16, 2001 to March 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                                                   FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           GROWTH AND   INTERNATIONAL  SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                           INCOME FUND  ADVISERS FUND      FUND          FUND        PORTFOLIO     PORTFOLIO       PORTFOLIO
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -------------  -------------  -----------  -------------  ------------  ---------------
ASSETS:
  Investments:
    Hartford Global
     Leaders HLS Fund -
     Class IA
      Shares 58,207
      Cost $94,982
      Market Value.......      --           --              --            --            --            --             --
    Hartford Global
     Technology HLS
     Fund - Class IA
      Shares 163,215
      Cost $92,209
      Market Value.......      --           --              --            --            --            --             --
    Hartford Growth and
     Income HLS Fund -
     Class IA
      Shares 5,842,590
      Cost $7,979,826
      Market Value.......  $7,076,120       --              --            --            --            --             --
    Hartford
     International
     Advisers HLS
     Fund, Inc. -
     Class IA
      Shares 895,406
      Cost $1,107,950
      Market Value.......      --         $ 957,991         --            --            --            --             --
    Hartford Small
     Company HLS
     Fund, Inc. -
     Class IA
      Shares 10,928,603
      Cost $19,847,177
      Market Value.......      --           --          $14,388,861       --            --            --             --
    Hartford MidCap HLS
     Fund, Inc. -
     Class IA
      Shares 9,078,241
      Cost $20,412,151
      Market Value.......      --           --              --        $19,626,839       --            --             --
    Fidelity VIP
     Equity-Income
     Portfolio
      Shares 685,846
      Cost $16,688,131
      Market Value.......      --           --              --            --        $15,424,680       --             --
    Fidelity VIP Overseas
     Portfolio
      Shares 298,590
      Cost $6,276,723
      Market Value.......      --           --              --            --            --         $4,675,919        --
    Fidelity VIP II Asset
     Manager Portfolio
      Shares 192,244
      Cost $3,186,577
      Market Value.......      --           --              --            --            --            --           $2,718,335
  Due from Hartford Life
   and Annuity Insurance
   Company...............      14,958         2,681         954,386    1,019,478        104,775       --             --
  Receivable from fund
   shares sold...........      --           --              --            --            --                194           4,465
                           ----------     ---------     -----------   -----------   -----------    ----------      ----------
  Total Assets...........   7,091,078       960,672      15,343,247   20,646,317     15,529,455     4,676,113       2,722,800
                           ----------     ---------     -----------   -----------   -----------    ----------      ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --              --            --            --                129           4,502
  Payable for fund shares
   purchased.............      14,899         2,684         954,372    1,019,537        105,014       --             --
                           ----------     ---------     -----------   -----------   -----------    ----------      ----------
  Total Liabilities......      14,899         2,684         954,372    1,019,537        105,014           129           4,502
                           ----------     ---------     -----------   -----------   -----------    ----------      ----------
  Net Assets (variable
   life contract
   liabilities)..........  $7,076,179     $ 957,988     $14,388,875   $19,626,780   $15,424,441    $4,675,984      $2,718,298
                           ==========     =========     ===========   ===========   ===========    ==========      ==========
  Units Owned by
   Participants..........   5,856,442       887,924      11,889,500   10,657,808      7,268,326     2,979,946       1,555,956
  Unit Values............  $ 1.206736     $1.078908     $  1.210217   $ 1.841540    $  2.122145    $ 1.569151      $ 1.747027

  *  Amounts represent from inception, January 16, 2001 to March 31, 2001.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
MARCH 31, 2001 (UNAUDITED)

                                             AMERICAN FUNDS**
                           AMERICAN FUNDS**    GLOBAL SMALL
                            GLOBAL GROWTH     CAPITALIZATION
                             SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------
ASSETS:
  Investments:
    American Global
     Growth Fund -
     Class 2
      Shares 21,237
      Cost $354,479
      Market Value.......     $ 323,019           --
    American Global Small
     Capitalization
     Fund - Class 2
      Shares 8,011
      Cost $110,791
      Market Value.......       --              $  93,325
    American Growth
     Fund - Class 2
      Shares 10,930
      Cost $730,085
      Market Value.......       --                --
    American Growth -
     Income Fund -
     Class 2
      Shares 16,600
      Cost $582,824
      Market Value.......       --                --
    Putnam VT Asia
     Pacific Growth Fund
      Shares 224,069
      Cost $2,340,707
      Market Value.......       --                --
    Putnam VT Diversified
     Income Fund
      Shares 164,557
      Cost $1,622,658
      Market Value.......       --                --
    Putnam VT The George
     Putnam Fund of
     Boston
      Shares 192,180
      Cost $2,004,976
      Market Value.......       --                --
    Putnam VT Global
     Asset Allocation
     Fund
      Shares 182,905
      Cost $3,185,038
      Market Value.......       --                --
    Putnam VT Global
     Growth Fund
      Shares 1,092,690
      Cost $19,445,754
      Market Value.......       --                --
  Due from Hartford Life
   and Annuity Insurance
   Company...............         4,478             3,358
  Receivable from fund
   shares sold...........       --                --
                              ---------         ---------
  Total Assets...........       327,497            96,683
                              ---------         ---------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                --
  Payable for fund shares
   purchased.............         4,477             3,358
                              ---------         ---------
  Total Liabilities......         4,477             3,358
                              ---------         ---------
  Net Assets (variable
   life contract
   liabilities)..........     $ 323,020         $  93,325
                              =========         =========
  Units Owned by
   Participants..........       377,388           114,233
  Unit Values............     $0.855936         $0.816968

 **  Amounts represent from inception, January 16, 2001 to March 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                                                 THE GEORGE
                           AMERICAN FUNDS**  AMERICAN FUNDS**   ASIA PACIFIC    DIVERSIFIED      PUTNAM FUND    GLOBAL ASSET
                                GROWTH        GROWTH-INCOME        GROWTH          INCOME         OF BOSTON      ALLOCATION
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  ----------------  --------------  --------------  ---------------  ------------
ASSETS:
  Investments:
    American Global
     Growth Fund -
     Class 2
      Shares 21,237
      Cost $354,479
      Market Value.......        --                --               --              --               --             --
    American Global Small
     Capitalization
     Fund - Class 2
      Shares 8,011
      Cost $110,791
      Market Value.......        --                --               --              --               --             --
    American Growth
     Fund - Class 2
      Shares 10,930
      Cost $730,085
      Market Value.......   $     660,267          --               --              --               --             --
    American Growth -
     Income Fund -
     Class 2
      Shares 16,600
      Cost $582,824
      Market Value.......        --           $     570,373         --              --               --             --
    Putnam VT Asia
     Pacific Growth Fund
      Shares 224,069
      Cost $2,340,707
      Market Value.......        --                --          $   1,353,377        --               --             --
    Putnam VT Diversified
     Income Fund
      Shares 164,557
      Cost $1,622,658
      Market Value.......        --                --               --         $   1,431,645         --             --
    Putnam VT The George
     Putnam Fund of
     Boston
      Shares 192,180
      Cost $2,004,976
      Market Value.......        --                --               --              --         $    2,010,201       --
    Putnam VT Global
     Asset Allocation
     Fund
      Shares 182,905
      Cost $3,185,038
      Market Value.......        --                --               --              --               --          $2,416,179
    Putnam VT Global
     Growth Fund
      Shares 1,092,690
      Cost $19,445,754
      Market Value.......        --                --               --              --               --             --
  Due from Hartford Life
   and Annuity Insurance
   Company...............          13,830            10,192          246,252               1           40,041            19
  Receivable from fund
   shares sold...........        --                --               --              --               --             --
                            -------------     -------------    -------------   -------------   --------------    ----------
  Total Assets...........         674,097           580,565        1,599,629       1,431,646        2,050,242     2,416,198
                            -------------     -------------    -------------   -------------   --------------    ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                --               --              --               --             --
  Payable for fund shares
   purchased.............          13,829            10,191          246,040        --                 40,041       --
                            -------------     -------------    -------------   -------------   --------------    ----------
  Total Liabilities......          13,829            10,191          246,040        --                 40,041       --
                            -------------     -------------    -------------   -------------   --------------    ----------
  Net Assets (variable
   life contract
   liabilities)..........   $     660,268     $     570,374    $   1,353,589   $   1,431,646   $    2,010,201    $2,416,198
                            =============     =============    =============   =============   ==============    ==========
  Units Owned by
   Participants..........         827,711           596,268          124,058         107,301          176,441       120,762
  Unit Values............   $    0.797704     $    0.956572    $   10.910910   $   13.342287   $    11.393064    $20.007923


                             GLOBAL
                             GROWTH
                           SUB-ACCOUNT
                           -----------
ASSETS:
  Investments:
    American Global
     Growth Fund -
     Class 2
      Shares 21,237
      Cost $354,479
      Market Value.......      --
    American Global Small
     Capitalization
     Fund - Class 2
      Shares 8,011
      Cost $110,791
      Market Value.......      --
    American Growth
     Fund - Class 2
      Shares 10,930
      Cost $730,085
      Market Value.......      --
    American Growth -
     Income Fund -
     Class 2
      Shares 16,600
      Cost $582,824
      Market Value.......      --
    Putnam VT Asia
     Pacific Growth Fund
      Shares 224,069
      Cost $2,340,707
      Market Value.......      --
    Putnam VT Diversified
     Income Fund
      Shares 164,557
      Cost $1,622,658
      Market Value.......      --
    Putnam VT The George
     Putnam Fund of
     Boston
      Shares 192,180
      Cost $2,004,976
      Market Value.......      --
    Putnam VT Global
     Asset Allocation
     Fund
      Shares 182,905
      Cost $3,185,038
      Market Value.......      --
    Putnam VT Global
     Growth Fund
      Shares 1,092,690
      Cost $19,445,754
      Market Value.......  $10,872,264
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --
  Receivable from fund
   shares sold...........       47,663
                           -----------
  Total Assets...........   10,919,927
                           -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       47,856
  Payable for fund shares
   purchased.............      --
                           -----------
  Total Liabilities......       47,856
                           -----------
  Net Assets (variable
   life contract
   liabilities)..........  $10,872,071
                           ===========
  Units Owned by
   Participants..........      530,104
  Unit Values............  $ 20.509330

 **  Amounts represent from inception, January 16, 2001 to March 31, 2001.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
MARCH 31, 2001 (UNAUDITED)

                               GROWTH         HEALTH
                             AND INCOME      SCIENCES
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  -------------
ASSETS:
  Investments:
    Putnam VT Growth and
     Income Fund
      Shares 1,390,328
      Cost $36,205,964
      Market Value.......  $   33,061,994       --
    Putnam VT Health
     Sciences Fund
      Shares 495,012
      Cost $6,019,496
      Market Value.......        --        $   5,598,588
    Putnam VT High Yield
     Fund
      Shares 681,767
      Cost $7,440,773
      Market Value.......        --             --
    Putnam VT Income Fund
      Shares 314,836
      Cost $4,065,575
      Market Value.......        --             --
    Putnam VT
     International Growth
      Shares 1,148,307
      Cost $19,757,331
      Market Value.......        --             --
    Putnam VT
     International Growth
     and Income Fund
      Shares 289,406
      Cost $3,956,794
      Market Value.......        --             --
    Putnam VT
     International New
     Opportunities Fund
      Shares 277,441
      Cost $5,276,999
      Market Value.......        --             --
    Putnam VT Investors
     Fund
      Shares 713,445
      Cost $9,527,663
      Market Value.......        --             --
    Putnam VT Money
     Market Fund
      Shares 2,766,394
      Cost $2,766,394
      Market Value.......        --             --
  Due from Hartford Life
   and Annuity Insurance
   Company...............         117,720       --
  Receivable from fund
   shares sold...........        --               24,408
                           --------------  -------------
  Total Assets...........      33,179,714      5,622,996
                           --------------  -------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --               23,967
  Payable for fund shares
   purchased.............         119,236       --
                           --------------  -------------
  Total Liabilities......         119,236         23,967
                           --------------  -------------
  Net Assets (variable
   life contract
   liabilities)..........  $   33,060,478  $   5,599,029
                           ==============  =============
  Units Owned by
   Participants..........       1,245,548        481,024
  Unit Values............  $    26.542928  $   11.639808

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                                    INTERNATIONAL  INTERNATIONAL
                                                     INTERNATIONAL     GROWTH           NEW                       MONEY
                           HIGH YIELD     INCOME        GROWTH       AND INCOME    OPPORTUNITIES   INVESTORS     MARKET
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -------------  -------------  -------------  -----------  -----------
ASSETS:
  Investments:
    Putnam VT Growth and
     Income Fund
      Shares 1,390,328
      Cost $36,205,964
      Market Value.......      --           --            --            --             --             --           --
    Putnam VT Health
     Sciences Fund
      Shares 495,012
      Cost $6,019,496
      Market Value.......      --           --            --            --             --             --           --
    Putnam VT High Yield
     Fund
      Shares 681,767
      Cost $7,440,773
      Market Value.......  $5,515,493       --            --            --             --             --           --
    Putnam VT Income Fund
      Shares 314,836
      Cost $4,065,575
      Market Value.......      --       $3,818,961        --            --             --             --           --
    Putnam VT
     International Growth
      Shares 1,148,307
      Cost $19,757,331
      Market Value.......      --           --        $15,329,897       --             --             --           --
    Putnam VT
     International Growth
     and Income Fund
      Shares 289,406
      Cost $3,956,794
      Market Value.......      --           --            --         $3,090,855        --             --           --
    Putnam VT
     International New
     Opportunities Fund
      Shares 277,441
      Cost $5,276,999
      Market Value.......      --           --            --            --          $2,943,652        --           --
    Putnam VT Investors
     Fund
      Shares 713,445
      Cost $9,527,663
      Market Value.......      --           --            --            --             --         $7,034,571       --
    Putnam VT Money
     Market Fund
      Shares 2,766,394
      Cost $2,766,394
      Market Value.......      --           --            --            --             --             --       $2,766,394
  Due from Hartford Life
   and Annuity Insurance
   Company...............       4,777       --             74,564        37,787          1,660        26,422        7,537
  Receivable from fund
   shares sold...........      --            1,619        --            --             --             --           --
                           ----------   ----------    -----------    ----------     ----------    ----------   ----------
  Total Assets...........   5,520,270    3,820,580     15,404,461     3,128,642      2,945,312     7,060,993    2,773,931
                           ----------   ----------    -----------    ----------     ----------    ----------   ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --            1,615        --            --             --             --           --
  Payable for fund shares
   purchased.............       4,779       --             75,198        37,792            989        26,826        7,216
                           ----------   ----------    -----------    ----------     ----------    ----------   ----------
  Total Liabilities......       4,779        1,615         75,198        37,792            989        26,826        7,216
                           ----------   ----------    -----------    ----------     ----------    ----------   ----------
  Net Assets (variable
   life contract
   liabilities)..........  $5,515,491   $3,818,965    $15,329,263    $3,090,850     $2,944,323    $7,034,167   $2,766,715
                           ==========   ==========    ===========    ==========     ==========    ==========   ==========
  Units Owned by
   Participants..........     350,658      238,117      1,262,709       288,662        312,835       742,390    1,894,639
  Unit Values............  $15.728982   $16.038165    $ 12.139982    $10.707521     $ 9.411755    $ 9.475035   $ 1.460286

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
MARCH 31, 2001 (UNAUDITED)

                                NEW
                           OPPORTUNITIES
                            SUB-ACCOUNT
                           -------------
ASSETS:
  Investments:
    Putnam VT New
     Opportunities Fund
      Shares 1,084,946
      Cost $31,996,283
      Market Value.......  $  18,780,408
    Putnam VT New Value
     Fund
      Shares 274,813
      Cost $3,438,658
      Market Value.......       --
    Putnam VT OTC &
     Emerging Growth Fund
      Shares 711,276
      Cost $11,475,684
      Market Value.......       --
    Putnam VT Utilities
     Growth and Income
     Fund
      Shares 270,638
      Cost $4,515,670
      Market Value.......       --
    Putnam VT Vista Fund
      Shares 420,379
      Cost $8,077,764
      Market Value.......       --
    Putnam VT Voyager
     Fund
      Shares 1,292,545
      Cost $58,874,089
      Market Value.......       --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        147,481
  Receivable from fund
   shares sold...........       --
                           -------------
  Total Assets...........     18,927,889
                           -------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --
  Payable for fund shares
   purchased.............        144,205
                           -------------
  Total Liabilities......        144,205
                           -------------
  Net Assets (variable
   life contract
   liabilities)..........  $  18,783,684
                           =============
  Units Owned by
   Participants..........        907,665
  Unit Values............  $   20.694515

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                             UTILITIES
                                NEW            OTC &          GROWTH
                               VALUE      EMERGING GROWTH   AND INCOME        VISTA         VOYAGER
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  ---------------  -------------  -------------  -------------
ASSETS:
  Investments:
    Putnam VT New
     Opportunities Fund
      Shares 1,084,946
      Cost $31,996,283
      Market Value.......       --              --              --             --             --
    Putnam VT New Value
     Fund
      Shares 274,813
      Cost $3,438,658
      Market Value.......  $   3,597,307        --              --             --             --
    Putnam VT OTC &
     Emerging Growth Fund
      Shares 711,276
      Cost $11,475,684
      Market Value.......       --         $   4,424,138        --             --             --
    Putnam VT Utilities
     Growth and Income
     Fund
      Shares 270,638
      Cost $4,515,670
      Market Value.......       --              --         $   4,124,516       --             --
    Putnam VT Vista Fund
      Shares 420,379
      Cost $8,077,764
      Market Value.......       --              --              --        $   4,952,064       --
    Putnam VT Voyager
     Fund
      Shares 1,292,545
      Cost $58,874,089
      Market Value.......       --              --              --             --        $  38,724,635
  Due from Hartford Life
   and Annuity Insurance
   Company...............         44,515         691,878        --              192,601        323,428
  Receivable from fund
   shares sold...........       --              --                 3,069       --             --
                           -------------   -------------   -------------  -------------  -------------
  Total Assets...........      3,641,822       5,116,016       4,127,585      5,144,665     39,048,063
                           -------------   -------------   -------------  -------------  -------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --                 4,006       --             --
  Payable for fund shares
   purchased.............         44,453         697,312        --              193,526        324,470
                           -------------   -------------   -------------  -------------  -------------
  Total Liabilities......         44,453         697,312           4,006        193,526        324,470
                           -------------   -------------   -------------  -------------  -------------
  Net Assets (variable
   life contract
   liabilities)..........  $   3,597,369   $   4,418,704   $   4,123,579  $   4,951,139  $  38,723,593
                           =============   =============   =============  =============  =============
  Units Owned by
   Participants..........        274,136         657,455         178,228        461,327      1,251,726
  Unit Values............  $   13.122580   $    6.720924   $   23.136575  $   10.732381  $   30.936167

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2001 (UNAUDITED)

                                                         MONEY
                            BOND FUND    STOCK FUND   MARKET FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............   $ --        $   --         $582,469
                            --------    -----------    --------
CAPITAL GAINS INCOME
 (LOSS)..................     --            --              237
                            --------    -----------    --------
NET REALIZED AND
 UNREALIZED (LOSS) GAIN
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    342,810        (73,915)     --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     30,430     (9,917,049)     --
                            --------    -----------    --------
    Net gain (loss) on
     investments.........    373,240     (9,990,964)     --
                            --------    -----------    --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $373,240    $(9,990,964)   $582,706
                            ========    ===========    ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                               CAPITAL          MORTGAGE                        INTERNATIONAL     DIVIDEND AND
                           ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND    INDEX FUND    OPPORTUNITIES FUND  GROWTH FUND
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------  ---------------  --------------  ------------------  ------------
INVESTMENT INCOME:
  Dividends..............   $   --           $  --               $--           $   --            $  --            $   --
                            -----------      -----------         -------       -----------       -----------      -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --               --                --               --                --
                            -----------      -----------         -------       -----------       -----------      -----------
NET REALIZED AND
 UNREALIZED (LOSS) GAIN
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (349)          (6,546)         15,589               919            (3,378)          (1,527)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,743,499)      (3,706,788)         16,253        (4,673,513)       (2,452,031)      (1,709,351)
                            -----------      -----------         -------       -----------       -----------      -----------
    Net gain (loss) on
     investments.........    (2,743,848)      (3,713,334)         31,842        (4,672,594)       (2,455,409)      (1,710,878)
                            -----------      -----------         -------       -----------       -----------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(2,743,848)     $(3,713,334)        $31,842       $(4,672,594)      $(2,455,409)     $(1,710,878)
                            ===========      ===========         =======       ===========       ===========      ===========

                             GLOBAL       GLOBAL
                             LEADERS    TECHNOLOGY
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
INVESTMENT INCOME:
  Dividends..............    $--         $  --
                             -------     ---------
CAPITAL GAINS INCOME
 (LOSS)..................     --            --
                             -------     ---------
NET REALIZED AND
 UNREALIZED (LOSS) GAIN
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (1)      (93,543)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (8,164)      (10,919)
                             -------     ---------
    Net gain (loss) on
     investments.........     (8,165)     (104,462)
                             -------     ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(8,165)    $(104,462)
                             =======     =========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED MARCH 31, 2001 (UNAUDITED)

                           GROWTH AND   INTERNATIONAL  SMALL COMPANY
                           INCOME FUND  ADVISERS FUND      FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............   $  --         $ --          $   --
                            ---------     --------      -----------
CAPITAL GAINS INCOME.....      --           --              --
                            ---------     --------      -----------
NET REALIZED AND
 UNREALIZED (LOSS) GAIN
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........         (86)         (24)         (35,135)
  Net unrealized
   (depreciation) of
   investments during the
   period................    (666,849)     (64,589)      (3,344,554)
                            ---------     --------      -----------
    Net (loss) on
     investments.........    (666,935)     (64,613)      (3,379,689)
                            ---------     --------      -----------
    Net (decrease) in net
     assets resulting
     from operations.....   $(666,935)    $(64,613)     $(3,379,689)
                            =========     ========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                        FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II                  AMERICAN FUNDS
                             MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER   AMERICAN FUNDS   GLOBAL SMALL
                              FUND        PORTFOLIO     PORTFOLIO       PORTFOLIO     GLOBAL GROWTH   CAPITALIZATION
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -------------  ------------  ---------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............  $   --        $   257,023   $   245,029      $ 118,631        $--             $--
                           -----------   -----------   -----------      ---------        --------        --------
CAPITAL GAINS INCOME.....      --            722,111       387,303         44,486         --              --
                           -----------   -----------   -----------      ---------        --------        --------
NET REALIZED AND
 UNREALIZED (LOSS) GAIN
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........      (54,508)          845        (6,565)        (9,863)           (252)             (7)
  Net unrealized
   (depreciation) of
   investments during the
   period................   (2,555,969)   (1,943,008)   (1,210,336)      (332,314)        (31,460)        (17,466)
                           -----------   -----------   -----------      ---------        --------        --------
    Net (loss) on
     investments.........   (2,610,477)   (1,942,163)   (1,216,901)      (342,177)        (31,712)        (17,473)
                           -----------   -----------   -----------      ---------        --------        --------
    Net (decrease) in net
     assets resulting
     from operations.....  $(2,610,477)  $  (963,029)  $  (584,569)     $(179,060)       $(31,712)       $(17,473)
                           ===========   ===========   ===========      =========        ========        ========


                           AMERICAN FUNDS  AMERICAN FUNDS
                               GROWTH      GROWTH-INCOME
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------
INVESTMENT INCOME:
  Dividends..............     $--             $--
                              --------        --------
CAPITAL GAINS INCOME.....      --              --
                              --------        --------
NET REALIZED AND
 UNREALIZED (LOSS) GAIN
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........          (20)             (2)
  Net unrealized
   (depreciation) of
   investments during the
   period................      (69,817)        (12,451)
                              --------        --------
    Net (loss) on
     investments.........      (69,837)        (12,453)
                              --------        --------
    Net (decrease) in net
     assets resulting
     from operations.....     $(69,837)       $(12,453)
                              ========        ========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED MARCH 31, 2001 (UNAUDITED)

                           ASIA PACIFIC
                              GROWTH
                           SUB-ACCOUNT
                           ------------
INVESTMENT INCOME:
  Dividends..............   $  --
                            ---------
CAPITAL GAINS INCOME.....     292,086
                            ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........     (18,318)
  Net unrealized
   (depreciation) of
   investments during the
   period................    (424,670)
                            ---------
    Net (loss) on
     investments.........    (442,988)
                            ---------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....   $(150,902)
                            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                          THE GEORGE
                           DIVERSIFIED      PUTNAM      GLOBAL ASSET     GLOBAL        GROWTH        HEALTH
                             INCOME     FUND OF BOSTON   ALLOCATION      GROWTH      AND INCOME     SCIENCES
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  --------------  ------------  ------------  ------------  ------------
INVESTMENT INCOME:
  Dividends..............   $103,928       $ 55,464      $  28,690    $   --        $   557,052   $     2,981
                            --------       --------      ---------    -----------   -----------   -----------
CAPITAL GAINS INCOME.....     --            --             270,227      2,908,921       388,860
                            --------       --------      ---------    -----------   -----------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........      4,821             99         (3,045)       (14,590)       22,731        (9,882)
  Net unrealized
   (depreciation) of
   investments during the
   period................    (70,659)       (82,827)      (552,744)    (6,519,733)   (2,783,540)   (1,464,171)
                            --------       --------      ---------    -----------   -----------   -----------
    Net (loss) on
     investments.........    (65,838)       (82,728)      (555,789)    (6,534,323)   (2,760,809)   (1,474,053)
                            --------       --------      ---------    -----------   -----------   -----------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....   $ 38,090       $(27,264)     $(256,872)   $(3,625,402)  $(1,814,897)  $(1,471,072)
                            ========       ========      =========    ===========   ===========   ===========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED MARCH 31, 2001 (UNAUDITED)


                           HIGH YIELD
                           SUB-ACCOUNT
                           -----------
INVESTMENT INCOME:
  Dividends..............   $ 743,130
                            ---------
CAPITAL GAINS INCOME.....      --
                            ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      13,651
  Net unrealized
   (depreciation) of
   investments during the
   period................    (533,689)
                            ---------
    Net (loss) on
     investments.........    (520,038)
                            ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 223,092
                            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                       INTERNATIONAL  INTERNATIONAL
                                        INTERNATIONAL     GROWTH           NEW                        MONEY
                             INCOME        GROWTH       AND INCOME    OPPORTUNITIES   INVESTORS      MARKET
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------  -------------  -------------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............   $ 256,233    $    56,354     $  34,694      $ --         $     6,391     $30,377
                            ---------    -----------     ---------      ---------    -----------     -------
CAPITAL GAINS INCOME.....      --          1,764,067       189,890        --             --           --
                            ---------    -----------     ---------      ---------    -----------     -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       1,257         (4,358)       (8,516)       (12,844)        (4,940)     --
  Net unrealized
   (depreciation) of
   investments during the
   period................    (150,101)    (4,257,483)     (657,799)      (833,090)    (1,738,433)     --
                            ---------    -----------     ---------      ---------    -----------     -------
    Net (loss) on
     investments.........    (148,844)    (4,261,841)     (666,315)      (845,934)    (1,743,373)     --
                            ---------    -----------     ---------      ---------    -----------     -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 107,389    $(2,441,420)    $(441,731)     $(845,934)   $(1,736,982)    $30,377
                            =========    ===========     =========      =========    ===========     =======

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED MARCH 31, 2001 (UNAUDITED)

                                NEW
                           OPPORTUNITIES
                            SUB-ACCOUNT
                           -------------
INVESTMENT INCOME:
  Dividends..............  $    --
                           ------------
CAPITAL GAINS INCOME.....     3,790,705
                           ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss) on
   security
   transactions..........       (16,357)
  Net unrealized
   (depreciation) of
   investments during the
   period................   (10,704,202)
                           ------------
    Net (loss) on
     investments.........   (10,720,559)
                           ------------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....  $ (6,929,854)
                           ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                          UTILITIES
                               NEW           OTC &         GROWTH
                              VALUE     EMERGING GROWTH  AND INCOME      VISTA       VOYAGER
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ---------------  -----------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............   $  36,304     $  --           $ 125,116   $   --       $     45,574
                            ---------     -----------     ---------   -----------  ------------
CAPITAL GAINS INCOME.....      97,682        --             211,677       617,010     9,303,813
                            ---------     -----------     ---------   -----------  ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss) on
   security
   transactions..........        (496)       (499,951)       (2,309)      (74,993)      (30,175)
  Net unrealized
   (depreciation) of
   investments during the
   period................    (110,225)     (2,791,577)     (704,374)   (2,644,977)  (18,112,116)
                            ---------     -----------     ---------   -----------  ------------
    Net (loss) on
     investments.........    (110,721)     (3,291,528)     (706,683)   (2,719,970)  (18,142,291)
                            ---------     -----------     ---------   -----------  ------------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....   $  23,265     $(3,291,528)    $(369,890)  $(2,102,960) $ (8,792,904)
                            =========     ===========     =========   ===========  ============

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED MARCH 31, 2001 (UNAUDITED)

                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  -------------
OPERATIONS:
  Net investment
   income................  $   --       $    --       $     582,469
  Capital gains income...      --            --                 237
  Net realized gain
   (loss) on security
   transactions..........      342,810       (73,915)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       30,430    (9,917,049)      --
                           -----------  ------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      373,240    (9,990,964)       582,706
                           -----------  ------------  -------------
UNIT TRANSACTIONS:
  Purchases..............      653,392     6,948,163     48,114,452
  Net transfers..........   (4,762,077)    2,019,259    (39,297,099)
  Surrenders for benefit
   payments and fees.....      (55,692)     (468,092)       (80,315)
  Net loan activity......      (28,185)     (351,722)    (1,150,108)
  Cost of insurance......     (253,977)   (1,910,392)    (2,446,689)
                           -----------  ------------  -------------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........   (4,446,539)    6,237,216      5,140,241
                           -----------  ------------  -------------
  Net (decrease) increase
   in net assets.........   (4,073,299)   (3,753,748)     5,722,947
NET ASSETS:
  Beginning of period....   15,018,086    84,332,023     42,084,597
                           -----------  ------------  -------------
  End of period..........  $10,944,787  $ 80,578,275  $  47,807,544
                           ===========  ============  =============

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 2000

                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  -------------
OPERATIONS:
  Net investment
   income................  $    81,181  $    573,280  $   1,840,891
  Capital gains income...      --          7,977,400           (726)
  Net realized gain
   (loss) on security
   transactions..........      194,145        33,370       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,458,163   (14,411,718)      --
                           -----------  ------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,733,489    (5,827,668)     1,840,165
                           -----------  ------------  -------------
UNIT TRANSACTIONS:
  Purchases..............    4,005,611    19,691,319    196,191,621
  Net transfers..........   (1,697,570)   23,416,147   (177,081,665)
  Surrenders for benefit
   payments and fees.....     (737,774)   (2,518,677)    (1,238,561)
  Net loan activity......     (354,792)     (626,939)    (8,579,896)
  Cost of insurance......     (887,676)   (5,367,261)    (6,960,037)
                           -----------  ------------  -------------
  Net increase in net
   assets resulting from
   unit transactions.....      327,799    34,594,589      2,331,462
                           -----------  ------------  -------------
  Net increase in net
   assets................    2,061,288    28,766,921      4,171,627
NET ASSETS:
  Beginning of period....   12,956,798    55,565,102     37,912,970
                           -----------  ------------  -------------
  End of period..........  $15,018,086  $ 84,332,023  $  42,084,597
                           ===========  ============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                               CAPITAL          MORTGAGE                       INTERNATIONAL     DIVIDEND AND
                           ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND  GROWTH FUND
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------  ---------------  -------------  ------------------  ------------
OPERATIONS:
  Net investment
   income................   $   --           $  --             $  --           $   --           $  --            $   --
  Capital gains income...       --              --                --               --              --                --
  Net realized gain
   (loss) on security
   transactions..........          (349)          (6,546)          15,589              919           (3,378)          (1,527)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,743,499)      (3,706,788)          16,253       (4,673,513)      (2,452,031)      (1,709,351)
                            -----------      -----------       ----------      -----------      -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (2,743,848)      (3,713,334)          31,842       (4,672,594)      (2,455,409)      (1,710,878)
                            -----------      -----------       ----------      -----------      -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............     2,320,881        5,498,658           78,997        2,162,555        1,208,752        1,801,904
  Net transfers..........     4,574,687        5,443,224         (227,922)       3,056,704          205,188        1,812,952
  Surrenders for benefit
   payments and fees.....      (116,591)        (736,871)            (376)        (343,844)        (122,389)        (150,173)
  Net loan activity......      (229,626)        (401,239)          (5,291)        (316,705)         (80,292)        (181,053)
  Cost of insurance......    (1,127,508)      (1,701,107)         (22,076)        (847,051)        (282,422)        (578,653)
                            -----------      -----------       ----------      -----------      -----------      -----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........     5,421,843        8,102,665         (176,668)       3,711,659          928,837        2,704,977
                            -----------      -----------       ----------      -----------      -----------      -----------
  Net (decrease) increase
   in net assets.........     2,677,995        4,389,331         (144,826)        (960,935)      (1,526,572)         994,099
NET ASSETS:
  Beginning of period....    42,097,054       76,493,104        1,245,042       36,507,845       16,868,199       29,901,005
                            -----------      -----------       ----------      -----------      -----------      -----------
  End of period..........   $44,775,049      $80,882,435       $1,100,216      $35,546,910      $15,341,627      $30,895,104
                            ===========      ===========       ==========      ===========      ===========      ===========

                             GLOBAL       GLOBAL
                             LEADERS    TECHNOLOGY
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment
   income................    $--         $  --
  Capital gains income...     --            --
  Net realized gain
   (loss) on security
   transactions..........         (1)      (93,543)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (8,164)      (10,919)
                             -------     ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (8,165)     (104,462)
                             -------     ---------
UNIT TRANSACTIONS:
  Purchases..............        713        14,757
  Net transfers..........     95,158       179,061
  Surrenders for benefit
   payments and fees.....        (47)       (6,571)
  Net loan activity......     --            --
  Cost of insurance......       (841)       (1,495)
                             -------     ---------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........     94,983       185,752
                             -------     ---------
  Net (decrease) increase
   in net assets.........     86,818        81,290
NET ASSETS:
  Beginning of period....     --            --
                             -------     ---------
  End of period..........    $86,818     $  81,290
                             =======     =========

                                               CAPITAL          MORTGAGE                       INTERNATIONAL     DIVIDEND AND
                           ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND  GROWTH FUND
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------  ---------------  -------------  ------------------  ------------
OPERATIONS:
  Net investment
   income................   $   328,475      $   488,549       $    7,896      $   296,720      $   215,292      $   458,850
  Capital gains income...     3,041,584        8,160,851          --               314,343        1,285,199        2,183,478
  Net realized gain
   (loss) on security
   transactions..........        29,993           52,132            1,580          (15,765)              32            8,345
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (3,696,482)      (3,072,683)          98,756       (4,143,365)      (3,769,802)         166,949
                            -----------      -----------       ----------      -----------      -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (296,430)       5,628,849          108,232       (3,548,067)      (2,269,279)       2,817,622
                            -----------      -----------       ----------      -----------      -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............     8,405,596       13,672,660          302,701        9,246,061        3,232,559        6,302,674
  Net transfers..........    10,932,539       24,261,852           36,574        4,792,625        7,858,524        3,682,904
  Surrenders for benefit
   payments and fees.....    (1,385,840)      (2,196,519)         (71,750)      (1,669,086)        (780,937)        (865,095)
  Net loan activity......      (128,622)        (718,104)          (8,436)        (164,615)        (103,522)        (559,674)
  Cost of insurance......    (2,530,284)      (3,974,925)         (56,944)      (2,404,530)        (707,005)      (1,504,640)
                            -----------      -----------       ----------      -----------      -----------      -----------
  Net increase in net
   assets resulting from
   unit transactions.....    15,293,389       31,044,964          202,145        9,800,455        9,499,619        7,056,169
                            -----------      -----------       ----------      -----------      -----------      -----------
  Net increase in net
   assets................    14,996,959       36,673,813          310,377        6,252,388        7,230,340        9,873,791
NET ASSETS:
  Beginning of period....    27,100,095       39,819,291          934,665       30,255,457        9,637,859       20,027,214
                            -----------      -----------       ----------      -----------      -----------      -----------
  End of period..........   $42,097,054      $76,493,104       $1,245,042      $36,507,845      $16,868,199      $29,901,005
                            ===========      ===========       ==========      ===========      ===========      ===========

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED MARCH 31, 2001 (UNAUDITED)

                           GROWTH AND   INTERNATIONAL  SMALL COMPANY
                           INCOME FUND  ADVISERS FUND      FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -------------  -------------
OPERATIONS:
  Net investment
   income................  $   --         $ --          $   --
  Capital gains income...      --           --              --
  Net realized (loss)
   gain on security
   transactions..........         (86)          (24)        (35,135)
  Net unrealized
   (depreciation) of
   investments...........    (666,849)      (64,589)     (3,344,554)
                           ----------     ---------     -----------
  Net (decrease) in net
   assets resulting from
   operations............    (666,935)      (64,613)     (3,379,689)
                           ----------     ---------     -----------
UNIT TRANSACTIONS:
  Purchases..............     747,516        92,349       1,892,826
  Net transfers..........     446,564       191,006       6,003,345
  Surrenders for benefit
   payments and fees.....     (66,405)       (4,583)        (80,793)
  Net loan activity......     (15,404)      --             (121,162)
  Cost of insurance......    (229,794)      (28,229)       (290,282)
                           ----------     ---------     -----------
  Net increase in net
   assets resulting from
   unit transactions.....     882,477       250,543       7,403,934
                           ----------     ---------     -----------
  Net increase (decrease)
   in net assets.........     215,542       185,930       4,024,245
NET ASSETS:
  Beginning of period....   6,851,637       772,058      10,364,630
                           ----------     ---------     -----------
  End of period..........  $7,067,179     $ 957,988     $14,388,875
                           ==========     =========     ===========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                           GROWTH AND   INTERNATIONAL  SMALL COMPANY
                           INCOME FUND  ADVISERS FUND      FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -------------  -------------
OPERATIONS:
  Net investment
   income................  $   25,016     $  40,934     $   --
  Capital gains income...      81,974        33,553       1,052,639
  Net realized gain
   (loss) on security
   transactions..........       8,995          (159)         57,993
  Net unrealized
   (depreciation)
   appreciation of
   investments...........    (534,796)     (110,451)     (2,853,805)
                           ----------     ---------     -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    (418,811)      (36,123)     (1,743,173)
                           ----------     ---------     -----------
UNIT TRANSACTIONS:
  Purchases..............   1,632,988       147,232       2,032,006
  Net transfers..........   3,435,093       512,170       8,054,342
  Surrenders for benefit
   payments and fees.....    (180,191)       (3,351)       (387,118)
  Net loan activity......     (24,756)       (4,075)        (41,506)
  Cost of insurance......    (548,706)      (57,470)       (606,287)
                           ----------     ---------     -----------
  Net increase in net
   assets resulting from
   unit transactions.....   4,314,428       594,506       9,051,437
                           ----------     ---------     -----------
  Net increase in net
   assets................   3,895,617       558,383       7,308,264
NET ASSETS:
  Beginning of period....   2,956,020       213,675       3,056,366
                           ----------     ---------     -----------
  End of period..........  $6,851,637     $ 772,058     $10,364,630
                           ==========     =========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                        FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II                  AMERICAN FUNDS
                             MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER   AMERICAN FUNDS   GLOBAL SMALL
                              FUND        PORTFOLIO     PORTFOLIO       PORTFOLIO     GLOBAL GROWTH   CAPITALIZATION
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -------------  ------------  ---------------  --------------  --------------
OPERATIONS:
  Net investment
   income................  $   --        $   257,023   $   245,029      $  118,631       $--             $--
  Capital gains income...      --            722,111       387,303          44,486        --              --
  Net realized (loss)
   gain on security
   transactions..........     (54,508)           845        (6,565)         (9,863)          (252)             (7)
  Net unrealized
   (depreciation) of
   investments...........  (2,555,969)    (1,943,008)   (1,210,336)       (332,314)       (31,460)        (17,466)
                           -----------   -----------   -----------      ----------       --------        --------
  Net (decrease) in net
   assets resulting from
   operations............  (2,610,477)      (963,029)     (584,569)       (179,060)       (31,712)        (17,473)
                           -----------   -----------   -----------      ----------       --------        --------
UNIT TRANSACTIONS:
  Purchases..............   2,111,464        776,292       201,967         157,427          4,875             276
  Net transfers..........   2,302,990      1,224,040       (19,055)        297,931        354,923         111,469
  Surrenders for benefit
   payments and fees.....     (69,322)      (236,136)      (44,882)        (45,356)          (229)            (40)
  Net loan activity......     (96,998)       (33,775)       (7,895)           (442)           (30)        --
  Cost of insurance......    (541,124)      (278,635)      (82,175)        (52,777)        (4,807)           (907)
                           -----------   -----------   -----------      ----------       --------        --------
  Net increase in net
   assets resulting from
   unit transactions.....   3,707,010      1,451,786        47,960         356,783        354,732         110,798
                           -----------   -----------   -----------      ----------       --------        --------
  Net increase (decrease)
   in net assets.........   1,096,533        488,757      (536,609)        177,723        323,020          93,325
NET ASSETS:
  Beginning of period....  18,530,247     14,935,684     5,212,593       2,540,575        --              --
                           -----------   -----------   -----------      ----------       --------        --------
  End of period..........  $19,626,780   $15,424,441   $ 4,675,984      $2,718,298       $323,020        $ 93,325
                           ===========   ===========   ===========      ==========       ========        ========


                           AMERICAN FUNDS  AMERICAN FUNDS
                               GROWTH      GROWTH-INCOME
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------
OPERATIONS:
  Net investment
   income................     $--             $--
  Capital gains income...      --              --
  Net realized (loss)
   gain on security
   transactions..........          (20)             (2)
  Net unrealized
   (depreciation) of
   investments...........      (69,817)        (12,451)
                              --------        --------
  Net (decrease) in net
   assets resulting from
   operations............      (69,837)        (12,453)
                              --------        --------
UNIT TRANSACTIONS:
  Purchases..............       16,739           2,459
  Net transfers..........      723,035         589,022
  Surrenders for benefit
   payments and fees.....         (703)         (1,265)
  Net loan activity......          (28)            (31)
  Cost of insurance......       (8,938)         (7,358)
                              --------        --------
  Net increase in net
   assets resulting from
   unit transactions.....      730,105         582,827
                              --------        --------
  Net increase (decrease)
   in net assets.........      660,268         570,374
NET ASSETS:
  Beginning of period....      --              --
                              --------        --------
  End of period..........     $660,268        $570,374
                              ========        ========

                                        FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                             MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                              FUND        PORTFOLIO     PORTFOLIO       PORTFOLIO
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -------------  ------------  ---------------
OPERATIONS:
  Net investment
   income................  $   --        $   195,271   $    54,276      $   59,219
  Capital gains income...     476,447        735,671       341,794         139,516
  Net realized gain
   (loss) on security
   transactions..........     (28,427)        43,925           393           1,887
  Net unrealized
   (depreciation)
   appreciation of
   investments...........   1,122,417        164,846    (1,450,560)       (291,836)
                           -----------   -----------   -----------      ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............   1,570,437      1,139,713    (1,054,097)        (91,214)
                           -----------   -----------   -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............   2,480,580      2,741,771     1,308,694         611,363
  Net transfers..........  11,631,518      1,253,453     1,536,995         336,077
  Surrenders for benefit
   payments and fees.....    (264,158)      (608,273)     (153,716)       (186,023)
  Net loan activity......     (48,137)       (93,428)      (46,225)          1,056
  Cost of insurance......    (890,653)      (714,646)     (247,450)       (127,261)
                           -----------   -----------   -----------      ----------
  Net increase in net
   assets resulting from
   unit transactions.....  12,909,150      2,578,877     2,398,298         635,212
                           -----------   -----------   -----------      ----------
  Net increase in net
   assets................  14,479,587      3,718,590     1,344,201         543,998
NET ASSETS:
  Beginning of period....   4,050,660     11,217,094     3,868,392       1,996,577
                           -----------   -----------   -----------      ----------
  End of period..........  $18,530,247   $14,935,684   $ 5,212,593      $2,540,575
                           ===========   ===========   ===========      ==========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED MARCH 31, 2001 (UNAUDITED)

                           ASIA PACIFIC
                              GROWTH
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment
   income................   $  --
  Capital gains income...      292,086
  Net realized (loss)
   gain on security
   transactions..........      (18,318)
  Net unrealized
   (depreciation) of
   investments during the
   period................     (424,670)
                            ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     (150,902)
                            ----------
UNIT TRANSACTIONS:
  Purchases..............      427,704
  Net transfers..........      (79,495)
  Surrenders for benefit
   payments and fees.....          516
  Net loan activity......      (31,300)
  Cost of insurance......      (28,188)
                            ----------
  Net increase in net
   assets resulting from
   unit transactions.....      289,237
                            ----------
  Net increase (decrease)
   in net assets.........      138,335
NET ASSETS:
  Beginning of period....    1,215,254
                            ----------
  End of period..........   $1,353,589
                            ==========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                           ASIA PACIFIC
                              GROWTH
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment
   income................   $   40,548
  Capital gains income...      --
  Net realized (loss)
   gain on security
   transactions..........       (6,969)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (824,297)
                            ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     (790,718)
                            ----------
UNIT TRANSACTIONS:
  Purchases..............      283,135
  Net transfers..........      921,242
  Surrenders for benefit
   payments and fees.....     (198,903)
  Net loan activity......       66,191
  Cost of insurance......      (91,120)
                            ----------
  Net increase in net
   assets resulting from
   unit transactions.....      980,545
                            ----------
  Net increase (decrease)
   in net assets.........      189,827
NET ASSETS:
  Beginning of period....    1,025,427
                            ----------
  End of period..........   $1,215,254
                            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                          THE GEORGE
                           DIVERSIFIED      PUTNAM      GLOBAL ASSET    GLOBAL       GROWTH       HEALTH
                             INCOME     FUND OF BOSTON   ALLOCATION     GROWTH     AND INCOME    SCIENCES
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  --------------  ------------  -----------  -----------  -----------
OPERATIONS:
  Net investment
   income................  $  103,928     $   55,464     $   28,690   $   --       $  557,052   $     2,981
  Capital gains income...      --            --             270,227    2,908,921      388,860       --
  Net realized (loss)
   gain on security
   transactions..........       4,821             99         (3,045)     (14,590)      22,731        (9,882)
  Net unrealized
   (depreciation) of
   investments during the
   period................     (70,659)       (82,827)      (552,744)  (6,519,733)  (2,783,540)   (1,464,171)
                           ----------     ----------     ----------   -----------  -----------  -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............      38,090        (27,264)      (256,872)  (3,625,402)  (1,814,897)   (1,471,072)
                           ----------     ----------     ----------   -----------  -----------  -----------
UNIT TRANSACTIONS:
  Purchases..............      57,217         93,333        103,310      698,100    1,771,919       573,984
  Net transfers..........      36,306        580,873         76,642       36,116    2,235,503       915,991
  Surrenders for benefit
   payments and fees.....        (376)       (11,283)       (53,467)    (118,493)    (208,111)       15,228
  Net loan activity......      (2,080)        (6,254)        (9,347)     (49,521)    (134,194)      (92,319)
  Cost of insurance......     (30,103)       (48,430)       (36,889)    (260,038)    (720,039)     (166,719)
                           ----------     ----------     ----------   -----------  -----------  -----------
  Net increase in net
   assets resulting from
   unit transactions.....      60,964        608,239         80,249      306,164    2,945,078     1,246,165
                           ----------     ----------     ----------   -----------  -----------  -----------
  Net increase (decrease)
   in net assets.........      99,054        580,975       (176,623)  (3,319,238)   1,130,181      (224,907)
NET ASSETS:
  Beginning of period....   1,332,592      1,429,226      2,592,821   14,191,309   31,930,297     5,823,936
                           ----------     ----------     ----------   -----------  -----------  -----------
  End of period..........  $1,431,646     $2,010,201     $2,416,198   $10,872,071  $33,060,478  $ 5,599,029
                           ==========     ==========     ==========   ===========  ===========  ===========

                                          THE GEORGE
                           DIVERSIFIED      PUTNAM      GLOBAL ASSET    GLOBAL       GROWTH       HEALTH
                             INCOME     FUND OF BOSTON   ALLOCATION     GROWTH     AND INCOME    SCIENCES
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  --------------  ------------  -----------  -----------  -----------
OPERATIONS:
  Net investment
   income................  $   80,320     $  --          $   38,909   $  125,219   $  387,912   $   --
  Capital gains income...      --            --             203,203    3,120,633    1,826,387       --
  Net realized (loss)
   gain on security
   transactions..........       1,036            (65)          (523)    (670,163)      13,527       (29,274)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (75,712)       113,638       (352,851)  (8,946,977)     250,245     1,006,476
                           ----------     ----------     ----------   -----------  -----------  -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............       5,644        113,573       (111,262)  (6,371,288)   2,478,071       977,202
                           ----------     ----------     ----------   -----------  -----------  -----------
UNIT TRANSACTIONS:
  Purchases..............     182,381        258,221        412,141    4,378,338    5,913,273       952,156
  Net transfers..........     204,456        569,680        639,843     (594,879)   9,647,522     2,761,934
  Surrenders for benefit
   payments and fees.....     (10,921)       (52,815)      (173,259)    (516,373)  (1,186,878)     (285,340)
  Net loan activity......      (1,654)        (8,228)       (35,270)    (395,780)    (275,647)      (19,829)
  Cost of insurance......     (71,706)       (89,665)      (126,292)  (1,063,875)  (1,598,367)     (301,944)
                           ----------     ----------     ----------   -----------  -----------  -----------
  Net increase in net
   assets resulting from
   unit transactions.....     302,556        677,193        717,163    1,807,431   12,499,903     3,106,977
                           ----------     ----------     ----------   -----------  -----------  -----------
  Net increase (decrease)
   in net assets.........     308,200        790,766        605,901   (4,563,857)  14,977,974     4,084,179
NET ASSETS:
  Beginning of period....   1,024,392        638,460      1,986,920   18,755,166   16,952,323     1,739,757
                           ----------     ----------     ----------   -----------  -----------  -----------
  End of period..........  $1,332,592     $1,429,226     $2,592,821   $14,191,309  $31,930,297  $ 5,823,936
                           ==========     ==========     ==========   ===========  ===========  ===========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED MARCH 31, 2001 (UNAUDITED)


                           HIGH YIELD
                           SUB-ACCOUNT
                           -----------
OPERATIONS:
  Net investment
   income................  $  743,130
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........      13,651
  Net unrealized
   (depreciation) of
   investments during the
   period................    (533,689)
                           ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     223,092
                           ----------
UNIT TRANSACTIONS:
  Purchases..............     261,726
  Net transfers..........     228,826
  Surrenders for benefit
   payments and fees.....     (53,692)
  Net loan activity......     (13,939)
  Cost of insurance......    (107,800)
                           ----------
  Net increase in net
   assets resulting from
   unit transactions.....     315,121
                           ----------
  Net increase (decrease)
   in net assets.........     538,213
NET ASSETS:
  Beginning of period....   4,977,278
                           ----------
  End of period..........  $5,515,491
                           ==========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000


                           HIGH YIELD
                           SUB-ACCOUNT
                           -----------
OPERATIONS:
  Net investment
   income................  $1,083,194
  Capital gains income...      --
  Net realized (loss) on
   security
   transactions..........    (584,476)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................  (1,176,789)
                           ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    (678,071)
                           ----------
UNIT TRANSACTIONS:
  Purchases..............   2,104,339
  Net transfers..........  (3,673,440)
  Surrenders for benefit
   payments and fees.....    (404,213)
  Net loan activity......    (193,798)
  Cost of insurance......    (473,947)
                           ----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........  (2,641,059)
                           ----------
  Net (decrease) increase
   in net assets.........  (3,319,130)
NET ASSETS:
  Beginning of period....   8,296,408
                           ----------
  End of period..........  $4,977,278
                           ==========

  * Formerly Putnam U.S. Government and High Quality Sub-Account, change effective on April 9, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                       INTERNATIONAL  INTERNATIONAL
                                        INTERNATIONAL     GROWTH           NEW                       MONEY
                             INCOME        GROWTH       AND INCOME    OPPORTUNITIES   INVESTORS     MARKET
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -------------  -------------  -------------  -----------  -----------
OPERATIONS:
  Net investment
   income................  $  256,233    $    56,354    $   34,694     $   --        $    6,391   $   30,377
  Capital gains income...      --          1,764,067       189,890         --            --           --
  Net realized gain
   (loss) on security
   transactions..........       1,257         (4,358)       (8,516)        (12,844)      (4,940)      --
  Net unrealized
   (depreciation) of
   investments during the
   period................    (150,101)    (4,257,483)     (657,799)       (833,090)  (1,738,433)      --
                           ----------    -----------    ----------     -----------   -----------  ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     107,389     (2,441,420)     (441,731)       (845,934)  (1,736,982)      30,377
                           ----------    -----------    ----------     -----------   -----------  ----------
UNIT TRANSACTIONS:
  Purchases..............     256,880      1,247,447       193,908         299,172      657,115       33,901
  Net transfers..........     359,125      3,862,561       445,417         137,320      513,440      631,078
  Surrenders for benefit
   payments and fees.....     (82,827)      (103,520)       (7,669)         (6,193)     (94,652)     (10,466)
  Net loan activity......     (11,550)       (57,651)       (2,407)           (146)      (4,303)      (7,324)
  Cost of insurance......     (80,330)      (341,455)      (84,201)       (108,256)    (212,087)     (25,619)
                           ----------    -----------    ----------     -----------   -----------  ----------
  Net increase in net
   assets resulting from
   unit transactions.....     441,298      4,607,382       545,048         321,897      859,513      621,570
                           ----------    -----------    ----------     -----------   -----------  ----------
  Net increase (decrease)
   in net assets.........     548,687      2,165,962       103,317        (524,037)    (877,469)     651,947
NET ASSETS:
  Beginning of period....   3,270,278     13,163,301     2,987,533       3,468,360    7,911,636    2,114,768
                           ----------    -----------    ----------     -----------   -----------  ----------
  End of period..........  $3,818,965    $15,329,263    $3,090,850     $ 2,944,323   $7,034,167   $2,766,715
                           ==========    ===========    ==========     ===========   ===========  ==========

                                                        INTERNATIONAL  INTERNATIONAL
                                         INTERNATIONAL     GROWTH           NEW                       MONEY
                              INCOME        GROWTH       AND INCOME    OPPORTUNITIES   INVESTORS     MARKET
                           SUB-ACCOUNT*   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -------------  -------------  -------------  -----------  -----------
OPERATIONS:
  Net investment
   income................   $  183,258    $    71,242    $  127,626     $     1,170   $   --       $   89,881
  Capital gains income...      --             309,003       279,766         109,881       --           --
  Net realized (loss) on
   security
   transactions..........       (2,126)          (589)      (86,348)         (4,135)        (416)      --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................       40,017       (809,420)     (287,974)     (1,727,009)  (1,413,567)      --
                            ----------    -----------    ----------     -----------   -----------  ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............      221,149       (429,764)       33,070      (1,620,093)  (1,413,983)      89,881
                            ----------    -----------    ----------     -----------   -----------  ----------
UNIT TRANSACTIONS:
  Purchases..............      568,085      1,435,031       440,328       1,011,919    1,697,960      219,571
  Net transfers..........      359,655     10,609,060     1,953,164       3,670,189    4,131,240      970,451
  Surrenders for benefit
   payments and fees.....     (147,683)      (338,693)      (31,063)       (114,866)    (177,820)      11,019
  Net loan activity......      (31,233)        18,343       (36,062)        (22,443)       9,869       44,148
  Cost of insurance......     (182,576)      (480,766)     (191,720)       (270,899)    (525,746)     (66,647)
                            ----------    -----------    ----------     -----------   -----------  ----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........      566,248     11,242,975     2,134,647       4,273,900    5,135,503    1,178,542
                            ----------    -----------    ----------     -----------   -----------  ----------
  Net (decrease) increase
   in net assets.........      787,397     10,813,211     2,167,717       2,653,807    3,721,520    1,268,423
NET ASSETS:
  Beginning of period....    2,482,881      2,350,090       819,816         814,553    4,190,116      846,345
                            ----------    -----------    ----------     -----------   -----------  ----------
  End of period..........   $3,270,278    $13,163,301    $2,987,533     $ 3,468,360   $7,911,636   $2,114,768
                            ==========    ===========    ==========     ===========   ===========  ==========

  * Formerly Putnam U.S. Government and High Quality Sub-Account, change effective on April 9, 1999.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED MARCH 31, 2001 (UNAUDITED)

                                NEW
                           OPPORTUNITIES
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment
   income................  $    --
  Capital gains income...     3,790,705
  Net realized (loss) on
   security
   transactions..........       (16,357)
  Net unrealized
   (depreciation) of
   investments during the
   period................   (10,704,202)
                           ------------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    (6,929,854)
                           ------------
UNIT TRANSACTIONS:
  Purchases..............     1,891,371
  Net transfers..........      (316,724)
  Surrenders for benefit
   payments and fees.....      (292,217)
  Net loan activity......      (117,962)
  Cost of insurance......      (587,190)
                           ------------
  Net increase in net
   assets resulting from
   unit transactions.....       577,278
                           ------------
  Net (decrease) increase
   in net assets.........    (6,352,576)
NET ASSETS:
  Beginning of period....    25,136,260
                           ------------
  End of period..........  $ 18,783,684
                           ============

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                                NEW
                           OPPORTUNITIES
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment
   income................  $    --
  Capital gains income...     1,732,437
  Net realized (loss)
   gain on security
   transactions..........       (36,234)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................   (10,432,790)
                           ------------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    (8,736,587)
                           ------------
UNIT TRANSACTIONS:
  Purchases..............     5,499,599
  Net transfers..........    12,598,148
  Surrenders for benefit
   payments and fees.....    (1,038,110)
  Net loan activity......      (312,765)
  Cost of insurance......    (1,641,260)
                           ------------
  Net increase in net
   assets resulting from
   unit transactions.....    15,105,612
                           ------------
  Net increase in net
   assets................     6,369,025
NET ASSETS:
  Beginning of period....    18,767,235
                           ------------
  End of period..........  $ 25,136,260
                           ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                                          UTILITIES
                               NEW           OTC &         GROWTH
                              VALUE     EMERGING GROWTH  AND INCOME      VISTA       VOYAGER
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ---------------  -----------  -----------  ------------
OPERATIONS:
  Net investment
   income................  $   36,304     $  --          $  125,116   $   --       $     45,574
  Capital gains income...      97,682        --             211,677      617,010      9,303,813
  Net realized (loss) on
   security
   transactions..........        (496)       (499,951)       (2,309)     (74,993)       (30,175)
  Net unrealized
   (depreciation) of
   investments during the
   period................    (110,225)     (2,791,577)     (704,374)  (2,644,977)   (18,112,116)
                           ----------     -----------    ----------   -----------  ------------
  Net (decrease) increase
   in net assets
   resulting from
   operations............      23,265      (3,291,528)     (369,890)  (2,102,960)    (8,792,904)
                           ----------     -----------    ----------   -----------  ------------
UNIT TRANSACTIONS:
  Purchases..............     146,711       1,168,635       352,901      438,510      2,958,703
  Net transfers..........   1,063,462        (543,801)      244,264    1,175,194      2,536,457
  Surrenders for benefit
   payments and fees.....     (34,597)        (53,750)      (52,222)     (75,137)      (393,006)
  Net loan activity......      (7,225)         36,746      (143,701)     (26,450)      (164,853)
  Cost of insurance......     (89,623)       (149,331)      (89,472)    (194,626)    (1,018,967)
                           ----------     -----------    ----------   -----------  ------------
  Net increase in net
   assets resulting from
   unit transactions.....   1,078,728         458,499       311,770    1,317,491      3,918,334
                           ----------     -----------    ----------   -----------  ------------
  Net (decrease) increase
   in net assets.........   1,101,993      (2,833,029)      (58,120)    (785,469)    (4,874,570)
NET ASSETS:
  Beginning of period....   2,495,376       7,251,733     4,181,699    5,736,608     43,598,163
                           ----------     -----------    ----------   -----------  ------------
  End of period..........  $3,597,369     $ 4,418,704    $4,123,579   $4,951,139   $ 38,723,593
                           ==========     ===========    ==========   ===========  ============

                                                          UTILITIES
                               NEW           OTC &         GROWTH
                              VALUE     EMERGING GROWTH  AND INCOME      VISTA       VOYAGER
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ---------------  -----------  -----------  ------------
OPERATIONS:
  Net investment
   income................  $   17,148     $  --          $   93,886   $   --       $     11,639
  Capital gains income...      60,728          60,050       165,739       24,883      4,938,560
  Net realized (loss)
   gain on security
   transactions..........    (138,994)       (911,086)        6,106      (38,351)      (154,369)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     304,285      (4,874,389)      283,872     (700,965)   (13,073,200)
                           ----------     -----------    ----------   -----------  ------------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     243,167      (5,725,425)      549,603     (714,433)    (8,277,370)
                           ----------     -----------    ----------   -----------  ------------
UNIT TRANSACTIONS:
  Purchases..............     300,973       1,546,086       637,778    1,009,075      9,615,662
  Net transfers..........   1,321,391      10,615,138     1,035,976    4,771,280     13,182,346
  Surrenders for benefit
   payments and fees.....     (71,730)       (417,819)     (180,912)    (191,246)    (1,249,201)
  Net loan activity......      15,714        (386,877)      (54,425)     (28,537)      (449,799)
  Cost of insurance......    (132,438)       (563,439)     (201,272)    (321,020)    (2,695,452)
                           ----------     -----------    ----------   -----------  ------------
  Net increase in net
   assets resulting from
   unit transactions.....   1,433,910      10,793,089     1,237,145    5,239,552     18,403,556
                           ----------     -----------    ----------   -----------  ------------
  Net increase in net
   assets................   1,677,077       5,067,664     1,786,748    4,525,119     10,126,186
NET ASSETS:
  Beginning of period....     818,299       2,184,069     2,394,951    1,211,489     33,471,977
                           ----------     -----------    ----------   -----------  ------------
  End of period..........  $2,495,376     $ 7,251,733    $4,181,699   $5,736,608   $ 43,598,163
                           ==========     ===========    ==========   ===========  ============

_____________________________________ SA-31 ____________________________________

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                           AS OF MARCH 31,
 ------------------------------------------------------------------------------
                                                         2001          2000
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 1,190,220   $ 1,425,370
   Common stocks                                           37,849        43,085
   Mortgage loans                                          30,754        65,111
   Policy loans                                            85,434        66,469
   Cash and short-term investments                        902,632        82,111
   Other invested assets                                    8,649         1,361
 ------------------------------------------------------------------------------
   Total cash and invested assets                       2,255,538     1,683,507
 ------------------------------------------------------------------------------
   Investment income due and accrued                       28,743        20,163
   Other assets                                           201,023        53,774
   Separate account assets                             41,038,671    48,216,759
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $43,523,975   $49,974,203
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate reserve for life policies and
    contracts                                         $ 2,297,481   $   567,592
   Aggregate reserve for accident and health
    policies                                               14,142        15,360
   Liability for deposit-type contracts                    10,944     1,776,262
   Asset valuation reserve                                  4,677         7,738
   Payable to affiliates                                   32,161        26,220
   Accrued expense allowances and other amounts due
    from separate accounts                             (1,350,915)   (1,463,470)
   Remittances and items not allocated                    116,225       139,244
   Other liabilities                                      107,566       138,250
   Separate account liabilities                        41,038,671    48,216,759
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    42,270,952    49,423,955
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common stock                                             2,500         2,500
   Gross paid-in and contributed surplus                  986,883       226,043
   Unassigned funds                                       263,640       321,705
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS     1,253,023       550,248
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $43,523,975   $49,974,203
 ------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                       FOR THE PERIODS ENDED
                                                             MARCH 31,
 ----------------------------------------------------------------------------
                                                         2001         2000
 ----------------------------------------------------------------------------
 REVENUES
   Premiums and annuity considerations                $1,489,030   $1,272,230
   Annuity and other fund deposits                             0            0
   Net investment income                                  34,138       29,369
   Commissions and expense allowances on
    reinsurance ceded                                     21,576       33,386
   Reserve adjustment on reinsurance ceded               212,296      354,710
   Fee income                                            204,084      197,694
   Other revenues                                          2,136        2,100
 ----------------------------------------------------------------------------
                                     TOTAL REVENUES    1,963,260    1,889,489
 ----------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and annuity benefits                             20,788       11,911
   Disability and other benefits                           1,554        1,370
   Surrenders and other fund withdrawals                 950,894      848,383
   Commissions                                           130,741      119,257
   Increase (decrease) in aggregate reserves for
    future benefits                                      112,635       (8,880)
   (Decrease) increase in liability for premium and
    other deposit funds                                        0            0
   General insurance expenses                             66,985       55,426
   Net transfers to separate accounts                    763,091    1,001,984
   Other expenses                                          5,294     (184,892)
 ----------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    2,051,982    1,844,559
 ----------------------------------------------------------------------------
 NET GAIN FROM OPERATIONS BEFORE FEDERAL INCOME TAX
  EXPENSE (BENEFIT)                                      (88,722)      44,930
   Federal income tax (benefit) expense                  (35,899)      15,364
 ----------------------------------------------------------------------------
   Net gain from operations                              (52,823)      29,566
 ----------------------------------------------------------------------------
   Net realized capital gains, after tax                      70           56
 ----------------------------------------------------------------------------
                                         NET INCOME   $  (52,753)  $   29,622
 ----------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                       FOR THE PERIODS ENDED
                                                             MARCH 31,
 ----------------------------------------------------------------------------
                                                         2001         2000
 ----------------------------------------------------------------------------
 COMMON STOCK
   Beginning and end of year                          $    2,500   $    2,500
 ----------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS
   Beginning and end of year                             986,883      226,043
 ----------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, beginning of year                            310,720      294,332
   Net income                                            (52,753)      29,622
   Change in net unrealized capital (losses) gains
    on common stocks and other
    invested assets                                         (619)         566
   Change in net deferred income tax                       1,733           --
   Change in asset valuation reserve                      (1,934)      (2,802)
   Change in non-admitted assets                              81        1,301
   Reinsurance credit on inforce business                     --       (1,314)
   Cumulative effect of changes in accounting
    principles                                             6,413           --
 ----------------------------------------------------------------------------
   Balance, end of year                                  263,641      321,705
 ----------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   End of year                                        $1,253,024   $  550,248
 ----------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                       FOR THE PERIODS ENDED
                                                             MARCH 31,
 ----------------------------------------------------------------------------
                                                         2001         2000
 ----------------------------------------------------------------------------
 OPERATING ACTIVITIES
   Premiums and annuity considerations                $1,489,438   $1,272,725
   Net investment income                                  26,790       29,877
   Fee income                                            204,084      197,694
   Commissions and expense allowances on
    reinsurance ceded                                    233,872      386,782
   Other income                                            1,820           91
 ----------------------------------------------------------------------------
     Total income                                      1,956,004    1,887,169
 ----------------------------------------------------------------------------
   Benefits paid                                         967,886      862,698
   Federal income tax payments (recoveries)                   --      (22,294)
   Net transfers to separate accounts                    652,451    1,001,984
   Other expenses                                        226,938      242,868
 ----------------------------------------------------------------------------
     Total benefits and expenses                       1,847,275    2,085,256
 ----------------------------------------------------------------------------
          NET CASH PROVIDED BY (USED FOR) OPERATING
                                         ACTIVITIES      108,729     (198,087)
 ----------------------------------------------------------------------------
 INVESTING ACTIVITIES
   PROCEEDS FROM INVESTMENTS SOLD
   Bonds                                                 103,522      185,772
   Common stocks                                               0           72
   Mortgage loans                                          5,662           65
   Other                                                   6,218            5
 ----------------------------------------------------------------------------
                                INVESTMENT PROCEEDS      115,402      185,914
 ----------------------------------------------------------------------------
   COST OF INVESTMENTS ACQUIRED
   Bonds                                                 111,141      146,157
   Common stocks                                              81          190
   Mortgage loans                                          1,707        1,262
   Other                                                   4,638        5,465
 ----------------------------------------------------------------------------
     Total investments acquired                          117,567      153,074
 ----------------------------------------------------------------------------
          NET CASH PROVIDED BY (USED FOR) INVESTING
                                         ACTIVITIES       (2,165)      32,840
 ----------------------------------------------------------------------------
 FINANCING AND MISCELLANEOUS ACTIVITIES
   Net other cash provided (used)                        730,541      (20,222)
 ----------------------------------------------------------------------------
      NET CASH (USED FOR) PROVIDED BY FINANCING AND
                           MISCELLANEOUS ACTIVITIES      730,541      (20,222)
 ----------------------------------------------------------------------------
 Net increase (decrease) in cash and short-term
  investments                                            837,105     (185,469)
 Cash and short-term investments, beginning of year       65,527      267,580
 ----------------------------------------------------------------------------
       CASH AND SHORT-TERM INVESTMENTS, END OF YEAR   $  902,632   $   82,111
 ----------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                                     PART C

                                OTHER INFORMATION

Item 27.  Exhibits

     (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (c)  Principal Underwriting Agreement.(2)

     (d)  Form of Flexible Premium Variable Life Insurance Policy.(3)

     (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(3)

     (f)  Certificate of Incorporation of Hartford and Bylaws of Hartford.(4)

     (g)  Contracts of Reinsurance.(3)

     (h)  Form of Participation Agreement.(3)

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

     (l)  Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.(5)

     (m)  Not Applicable.

     (n)  Consent of Arthur Andersen LLP, Independent Public Accountants.

     (o)  No financial statements are omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures.(1)

     (r)  Copy of Power of Attorney.

     (s)  Organizational Chart.

--------
  (1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, on
         January 23, 1996.
  (2) Incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-61267, on
         August 28, 1996.
  (3) Incorporated by reference to the Initial filing to the Registration Statement on Form S-6, File No. 333-83057, on July 16, 1999.
  (4) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.
  (5) Incorporated by reference to the Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 333-93319, on April 11, 2001.

Item 28.  Officers and Directors.

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter W. Cummins                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
-------------------------------------------- -------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Ryan Johnson                                 Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Robert A. Kerzner                            Executive Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Gary J. Miller                               Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deanne Osgood                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary,
                                             Director*
-------------------------------------------- -------------------------------------------------------------------------
Lowndes A. Smith                             Chairman of the Board and Chief Executive Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Joe M. Thomson                               Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

* Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 1.7.

Item 30:  Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and the principal underwriter are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

     (b) HESCO acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate Account
          Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A
          Hartford Life and Annuity Insurance Company - Separate
          Account VL I
          Hartford Life and Annuity Insurance Company - Separate
          Account VL II
          Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

     (c)  Directors and Officers of HESCO

                                                   POSITIONS AND OFFICES
               NAME                                WITH UNDERWRITER
               ----                                ----------------
          David A. Carlson                 Vice President
          Peter W. Cummins                 Senior Vice President
          David T. Foy                     Treasurer
          J. Richard Garrett               Vice President
          George R. Jay                    Controller
          Robert A. Kerzner                Executive Vice President, Director
          Joseph F. Mahoney                Executive Vice President
          Thomas M. Marra                  President, Director
          Christine Hayer Repasy           Senior Vice President, General Counsel and
                                           Corporate Secretary, Director
          Lowndes A. Smith                 Chief Executive Officer
          John C. Walters                  Executive Vice President

          Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT
          06104-2999.

Item 32.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33.  Management Services

          All management contracts are discussed in Part A and Part B of the Registration Statement.

Item 34.  Representation of Reasonableness of Fees

          Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on this 8 day of August, 2001.

HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY SEPARATE ACCOUNT VL I
 (Registrant)

*By: David T. Foy                              *By: /s/ Marianne O'Doherty
    ---------------------------------------        ------------------------
     David T. Foy, Senior Vice President            Marianne O'Doherty
                                                    Attorney-In-Fact



HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY
 (Depositor)

*By: David T. Foy
    ---------------------------------------
     David T. Foy, Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Director*
Christine Hayer Repasy, Senior Vice President,     By: /s/ Marianne O'Doherty
     General Counsel and Corporate Secretary,         ------------------------
     Director*                                         Marianne O'Doherty
Lowndes A. Smith, Chairman of the Board &              Attorney-in-Fact
     Chief Executive Officer, Director*
John C. Walters, Executive Vice President,       Date: August 8, 2001
     Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*


333-93319

                                  EXHIBIT INDEX


1.3 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.4    Consent of Arthur Andersen LLP, Independent Public Accountants.

1.6    Copy of Power of Attorney.

1.7    Organizational Chart.